United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/15

Date of Reporting Period: Quarter ended 09/30/14

Item 1. Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
September 30, 2014 (unaudited)
Principal Amount		Value
	FLOATING RATE LOANS—100.7%
	Aerospace/Defense—0.9%
$3,927,649	TransDigm, Inc., Term Loan—Institutional, 3.75%, 2/28/2020	$3,867,752
997,500	TransDigm, Inc., Term Loan—Institutional, 3.75%, 6/4/2021	981,500
	TOTAL	4,849,252
	Automotive—3.9%
1,628,404	Affinia Group, Inc., Term Loan—Institutional, 4.75%, 4/25/2020	1,623,316
3,965,025	Allison Transmission, Inc., Term Loan—Institutional, 3.75%, 8/23/2019	3,929,261
1,216,428	August Schrader, Term Loan—Institutional, 5.00%, 4/27/2018	1,214,153
756,135	August US Holding Co., Inc., Term Loan—Institutional, 5.00%, 4/27/2018	754,721
1,250,000	Autoparts Holdings, Term Loan—Institutional, 10.50%, 1/29/2018	1,212,500
1,492,500	Chrysler Group LLC, Term Loan—Institutional, 3.25%, 12/31/2018	1,468,717
935,000	Chrysler Group LLC, Term Loan—Institutional, 3.50%, 5/24/2017	928,866
997,500	Cooper-Standard Automotive, Inc., Term Loan—Institutional, 4.00%, 4/4/2021	987,530
1,965,000	Remy International, Inc., Term Loan—Institutional, 4.25%, 3/5/2020	1,950,262
3,500,000	Schaeffler AG, Term Loan—Institutional, 3.75%, 5/12/2020	3,475,955
2,965,125	Tower Automotive Holdings, Term Loan—Institutional, 4.00%, 4/23/2020	2,926,815
1,443,750	United Components, Inc., Term Loan—Institutional, 5.50%, 7/26/2017	1,446,457
	TOTAL	21,918,553
	Building Materials—2.7%
2,970,000	American Builders & Contractors Supply Co., Inc., Term Loan—1st Lien, 3.50%, 4/16/2020	2,917,104
2,970,000	CPG International, Inc., Term Loan—Institutional, 4.75%, 9/30/2020	2,963,199
1,985,000	Norcraft Cos. L.P., Term Loan—Institutional, 5.25%, 12/13/2020	1,985,000
997,500	Nortek, Inc., Term Loan—Institutional, 3.75%, 10/30/2020	985,450
3,977,506	Ply Gem Industries, Inc., Term Loan—Institutional, 4.00%, 1/30/2021	3,910,386
2,448,834	Roofing Supply Group, Term Loan—Institutional, 5.00%, 5/31/2019	2,425,374
	TOTAL	15,186,513
	Cable Satellite—2.1%
1,462,496	Cequel Communications Holdings, Term Loan—Institutional, 3.50%, 2/14/2019	1,439,740
3,950,000	Charter Communications, Inc., Term Loan—Institutional, 3.00%, 7/1/2020	3,839,953
1,420,407	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 3.75%, 6/30/2019	1,400,344
1,391,539	Numericable SFR, Term Loan—Institutional, 4.50%, 4/23/2020	1,384,456
1,608,462	Numericable SFR, Term Loan—Institutional, 4.50%, 4/23/2020	1,600,274
2,000,000	Virgin Media Investment Holdings, Term Loan—Institutional, 3.50%, 6/7/2020	1,950,680
	TOTAL	11,615,447
	Chemicals—1.9%
3,790,354	Axalta Coating Systems US Holdings, Inc., Term Loan—Institutional, 3.75%, 2/1/2020	3,722,052
1,956,539	Minerals Technologies, Inc., Term Loan—Institutional, 4.004%, 5/9/2021	1,944,320
1,443,750	Omnova Solutions, Inc., Term Loan—Institutional, 4.25%, 5/31/2018	1,440,141
1,488,750	Oxea SARL, Term Loan—Institutional, 4.25%, 12/6/2019	1,462,079
2,000,000	Oxea SARL, Term Loan—Institutional, 8.25%, 6/6/2020	1,985,830
	TOTAL	10,554,422
	Consumer Cyclical Services—3.1%
4,398,394	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	4,336,090
869,356	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	857,042
4,987,500	Hearthside Group Holdings LLC, Term Loan—Institutional, 4.50%, 6/2/2021	4,967,750
7,000,000	ServiceMaster Co., Term Loan—Institutional, 4.25%, 7/1/2021	6,904,870
	TOTAL	17,065,752

Principal Amount		Value
	FLOATING RATE LOANS—continued
	Consumer Products—5.4%
$3,757,264	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 4.25%, 10/1/2019	$3,729,103
2,203,050	Bauer Performance Sports Ltd., Term Loan—Institutional, 4.00%, 4/15/2021	2,183,784
3,447,828	Freedom Group, Inc., Term Loan—Institutional, 5.50%, 4/19/2019	3,447,828
2,992,500	Libbey Glass, Inc., Term Loan—Institutional, 3.75%, 4/9/2021	2,970,071
5,431,431	Party City Holdings, Inc., Term Loan—Institutional, 4.00%, 7/27/2019	5,349,009
1,552,843	Prestige Brands Holdings, Inc., Term Loan—Institutional, 4.125%, 1/31/2019	1,548,969
1,000,000	Prestige Brands, Inc., Term Loan—Institutional, 4.50%, 9/3/2021	999,845
3,617,036	Spectrum Brands Holdings, Inc., Term Loan—Institutional, 3.504%, 9/4/2019	3,587,647
4,131,181	SRAM LLC, Term Loan—Institutional, 4.02%, 4/10/2020	4,007,246
1,485,000	Water Pik, Inc., Term Loan—1st Lien, 5.75%, 7/9/2020	1,484,072
884,210	Water Pik, Inc., Term Loan—Institutional, 9.75%, 1/9/2021	885,316
	TOTAL	30,192,890
	Diversified Manufacturing—3.5%
2,957,468	Apex Tool Group, Term Loan—Institutional, 4.50%, 2/1/2020	2,862,593
3,960,000	Gardner Denver, Inc., Term Loan—Institutional, 4.25%, 7/30/2020	3,888,542
5,000,000	Gates Global LLC, Term Loan—Institutional, 4.25%, 7/3/2021	4,917,700
3,980,000	Milacron LLC, Term Loan—Institutional, 4.00%, 3/28/2020	3,910,350
3,304,265	Silver II Borrower Sarl, Term Loan—Institutional, 4.00%, 12/13/2019	3,253,660
499,286	WESCO International, Inc., Term Loan—Institutional, 3.75%, 12/12/2019	498,662
	TOTAL	19,331,507
	Financial Institutions—3.7%
1,965,150	Clipper Acquisitions Corp., Term Loan—Institutional, 3.00%, 2/6/2020	1,927,075
1,000,000	Delos Finance Sarl, Term Loan—Institutional, 3.50%, 3/6/2021	989,375
3,989,975	Hub International Ltd., Term Loan—Institutional, 4.25%, 10/2/2020	3,910,175
2,000,000	Nuveen Investments, Inc., Term Loan—Institutional, 4.157%, 5/13/2017	1,997,670
2,000,000	Nuveen Investments, Inc., Term Loan—Institutional, 6.50%, 2/28/2019	2,009,250
2,975,000	Sedgwick, Inc., Term Loan—Institutional, 3.75%, 2/28/2021	2,887,000
2,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	1,958,760
3,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	2,938,140
195,122	York Risk Services Group, Inc., Term Loan – Institutional, 4.75%, 9/18/2021	194,635
1,804,878	York Risk Services Group, Inc., Term Loan—Institutional, 4.75%, 9/18/2021	1,800,375
	TOTAL	20,612,455
	Food & Beverage—5.6%
61,707	Aramark Corp., Revolver—1st Lien, 3.657%, 7/26/2016	61,475
4,733,692	Aramark Corp., Term Loan—Institutional, 3.25%, 2/24/2021	4,649,883
2,985,000	Del Monte Corp., Term Loan—Institutional, 3.50%, 3/8/2020	2,875,555
3,980,000	Del Monte Pacific Ltd., Term Loan—Institutional, 4.256%, 2/18/2021	3,739,548
2,000,000	Del Monte Pacific Ltd., Term Loan—Institutional, 8.25%, 8/18/2021	1,826,670
3,944,975	HJ Heinz Co., Term Loan—Institutional, 3.50%, 6/5/2020	3,902,074
2,962,500	Performance Food Group, Inc., Term Loan—Institutional, 6.25%, 11/14/2019	2,958,797
990,000	Pinnacle Foods Finance LLC., Term Loan—Institutional, 3.25%, 4/29/2020	971,259
3,461,370	Pinnacle Foods Finance LLC., Term Loan—Institutional, 3.25%, 4/29/2020	3,396,469
3,000,000	Shearer's Foods, Inc., Term Loan—Institutional, 4.50%, 6/30/2021	2,979,390
3,950,000	U.S. Foodservice, Inc., Term Loan—Institutional, 4.50%, 3/31/2019	3,934,575
	TOTAL	31,295,695
	Gaming—5.3%
1,370,588	Affinity Gaming LLC, Term Loan—Institutional, 5.25%, 11/9/2017	1,378,297
2,962,500	American Casino & Entertainment, Term Loan—Institutional, 4.50%, 7/3/2019	2,943,984
2,369,107	Cannery Casino Resorts LLC, Term Loan—Institutional, 6.00%, 10/2/2018	2,358,754
455,917	Global Cash Access LLC, Term Loan—Institutional, 4.00%, 3/1/2016	457,057

Principal Amount		Value
	FLOATING RATE LOANS—continued
	Gaming—continued
$972,525	Las Vegas Sands Corp., Term Loan—Institutional, 3.25%, 12/19/2020	$967,570
4,942,223	MGM Resorts International, Term Loan—Institutional, 3.50%, 12/20/2019	4,863,469
3,970,000	Mohegan Tribal Gaming Authority, Term Loan—Institutional, 5.50%, 6/15/2018	3,910,450
1,985,000	Penn National Gaming, Inc., Term Loan—Institutional, 3.25%, 10/30/2020	1,970,936
3,025,763	Pinnacle Entertainment, Inc., Term Loan—Institutional, 3.75%, 8/13/2020	2,990,453
1,704,178	Seminole Tribe of Florida, Term Loan—Institutional, 3.00%, 4/29/2020	1,695,393
2,866,233	Station Casinos, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	2,827,424
2,970,000	Tropicana Entertainment, Inc., Term Loan—Institutional, 4.00%, 11/27/2020	2,918,025
	TOTAL	29,281,812
	Health Care—10.0%
997,500	Amsurg Corp., Term Loan—Institutional, 3.75%, 7/16/2021	988,931
4,603,567	Biomet, Inc., Term Loan—Institutional, 3.655%, 7/25/2017	4,577,189
1,690,406	Carestream Health, Inc., Term Loan—1st Lien, 5.00%, 6/7/2019	1,690,558
2,945,286	Carestream Health, Inc., Term Loan—Institutional, 9.50%, 12/7/2019	2,966,463
2,977,500	CHS/Community Health Systems, Inc., Term Loan—Institutional, 4.25%, 1/27/2021	2,972,453
1,493,750	DaVita HealthCare Partners, Inc., Term Loan—Institutional, 3.50%, 6/24/2021	1,479,470
1,159,764	DJO Finance LLC, Term Loan—Institutional, 4.25%, 9/15/2017	1,153,728
3,188,159	Emergency Medical Services Corp., Term Loan—Institutional, 4.00%, 5/25/2018	3,162,654
961,279	HCR Manor Care, Inc., Term Loan—Institutional, 5.00%, 4/6/2018	931,643
2,929,115	Iasis Healthcare, Term Loan—Institutional, 4.50%, 5/3/2018	2,923,931
6,965,000	IMS Health, Inc., Term Loan—Institutional, 3.50%, 3/17/2021	6,834,406
5,781,818	Multiplan, Inc., Term Loan—Institutional, 4.00%, 3/31/2021	5,656,555
2,985,000	National Mentor Holdings, Inc., Term Loan—Institutional, 4.75%, 1/31/2021	2,964,478
3,990,000	Ortho-Clinical Diagnostics, Inc., Term Loan—Institutional, 4.75%, 6/30/2021	3,948,843
2,000,000	Radnet Management, Inc., Term Loan—Institutional, 8.00%, 3/25/2021	2,010,000
2,900,562	Radnet, Inc., Term Loan—Institutional, 4.25%, 10/10/2018	2,884,260
4,937,393	Truven Health Analytics, Inc., Term Loan—Institutional, 4.50%, 6/6/2019	4,850,989
487,500	United Surgical Partners International, Inc., Term Loan—Institutional, 4.25%, 4/19/2017	486,740
975,175	United Surgical Partners International, Inc., Term Loan—Institutional, 4.75%, 4/3/2019	975,701
1,946,417	VWR Funding, Inc., Term Loan—Institutional, 3.404%, 4/3/2017	1,917,833
	TOTAL	55,376,825
	Independent Energy—1.2%
2,500,000	EP Energy LLC., Term Loan—Institutional, 3.50%, 5/24/2018	2,461,725
375,000	EP Energy LLC., Term Loan—Institutional, 4.50%, 4/30/2019	374,062
1,981,249	Fieldwood Energy, Term Loan—Institutional, 3.875%, 9/25/2018	1,955,869
1,746,305	Fieldwood Energy, Term Loan—Institutional, 8.375%, 9/30/2020	1,755,474
	TOTAL	6,547,130
	Industrial - Other—6.0%
1,972,519	Belden, Inc., Term Loan—Institutional, 3.25%, 10/3/2020	1,968,830
3,428,572	Custom Sensors & Technologies, Inc., Term Loan—Institutional, 4.50%, 9/3/2021	3,398,571
1,985,000	Filtration Group, Inc., Term Loan—Institutional, 4.50%, 11/21/2020	1,980,038
3,000,000	Filtration Group, Inc., Term Loan—Institutional, 8.25%, 11/21/2021	3,011,250
2,570,534	Generac Power Systems, Term Loan—Institutional, 3.25%, 5/31/2020	2,528,776
712,500	Hillman Group, Inc., Term Loan—Institutional, 4.50%, 6/30/2021	710,719
6,970,000	Interline Brands, Inc., Term Loan—Institutional, 4.00%, 3/17/2021	6,863,254
3,000,000	Maxim Crane Works LP, Term Loan—Institutional, 10.25%, 11/26/2018	3,068,760
3,148,946	Mirror Bidco/Dematic, Term Loan—Institutional, 4.25%, 12/18/2019	3,111,568
4,957,481	Rexnord LLC, Term Loan—Institutional, 4.00%, 8/21/2020	4,885,771
1,958,218	Unifrax Investment Corp., Term Loan—Institutional, 4.25%, 11/28/2018	1,942,308
	TOTAL	33,469,845

Principal Amount		Value
	FLOATING RATE LOANS—continued
	Leisure—0.7%
$1,237,500	Activision Blizzard, Inc., Term Loan—Institutional, 3.25%, 10/11/2020	$1,235,879
1,930,178	SeaWorld Entertainment, Inc., Term Loan—Institutional, 3.00%, 5/14/2020	1,826,035
997,673	Six Flags Theme Parks, Term Loan—Institutional, 3.501%, 12/20/2018	996,426
	TOTAL	4,058,340
	Lodging—3.0%
3,964,962	Four Seasons Holdings, Term Loan—Institutional, 3.50%, 6/27/2020	3,899,302
2,000,000	Four Seasons Holdings, Term Loan—Institutional, 6.25%, 12/28/2020	2,007,500
5,067,544	Hilton Worldwide Finance LLC, Term Loan—Institutional, 3.50%, 10/25/2020	4,995,737
2,977,500	Intrawest Resorts Holdings, Inc., Term Loan—Institutional, 5.50%, 12/9/2020	2,987,430
2,771,625	La Quinta Intermediate Holdings LLC, Term Loan—Institutional, 4.00%, 4/14/2021	2,745,073
	TOTAL	16,635,042
	Media Entertainment—8.0%
2,000,000	CBS Outdoor Americas Capital LLC/Corp., Term Loan—1st Lien, 3.00%, 1/31/2021	1,973,960
6,250,000	Clear Channel Communications, Inc., Term Loan—Institutional, 6.904%, 1/30/2019	5,988,844
940,750	Crown Media Holdings, Inc., Term Loan—Institutional, 4.00%, 7/14/2018	938,591
4,702,356	Cumulus Media, Inc., Term Loan—Institutional, 4.25%, 12/23/2020	4,629,846
5,696,882	Emerald Expo Holdings, Inc., Term Loan—Institutional, 4.75%, 6/17/2020	5,664,837
1,103,290	Entercom Radio LLC, Term Loan—Institutional, 4.048%, 11/23/2018	1,101,911
4,465,167	Entravision, Term Loan—Institutional, 3.50%, 5/31/2020	4,364,701
3,000,000	IMC OP LP, Term Loan—Institutional, 5.25%, 8/15/2020	3,000,000
2,970,069	NEP/NCP Holdco, Inc., Term Loan—Institutional, 4.25%, 1/22/2020	2,905,707
779,089	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 3.153%, 4/15/2021	779,973
4,294,156	SGS International LLC, Term Loan—Institutional, 4.25%, 10/17/2019	4,270,023
4,987,500	Time, Inc., Term Loan—Institutional, 4.25%, 4/24/2021	4,943,859
3,879,795	TWCC Holding Corp., Term Loan—Institutional, 3.50%, 2/13/2017	3,819,988
	TOTAL	44,382,240
	Midstream—1.2%
3,000,000	EMG Utica LLC, Term Loan—Institutional, 4.75%, 3/27/2020	3,003,750
3,625,000	Energy Transfer Equity LP, Term Loan—Institutional, 3.25%, 12/2/2019	3,541,915
	TOTAL	6,545,665
	Oil Field Services—0.1%
436,364	FTS International, Inc., Term Loan—Institutional, 5.75%, 4/16/2021	437,610
	Packaging—4.4%
3,456,153	Berry Plastics Group, Inc., Term Loan—Institutional, 3.50%, 2/8/2020	3,373,119
1,476,664	Berry Plastics Group, Inc., Term Loan—Institutional, 3.75%, 1/6/2021	1,446,119
6,982,500	Bway Holding Co., Term Loan—Institutional, 5.50%, 8/14/2020	6,986,899
1,995,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	1,976,297
1,990,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	1,971,344
3,676,323	Reynolds Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/1/2018	3,643,696
5,337,095	Signode Industrial Group, Term Loan—Institutional, 4.00%, 5/1/2021	5,253,729
	TOTAL	24,651,203
	Pharmaceuticals—1.7%
1,990,000	Grifols SA, Term Loan—Institutional, 3.154%, 2/27/2021	1,957,981
4,945,639	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 4.00%, 12/5/2018	4,904,418
2,388,590	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 3.75%, 8/5/2020	2,364,107
	TOTAL	9,226,506
	Restaurants—2.0%
5,000,000	Burger King Corp., Term Loan—Institutional, 4.50%, 9/25/2021	4,972,900
4,871,257	Dunkin' Brands, Inc., Term Loan—1st Lien, 3.25%, 2/7/2021	4,748,720

Principal Amount		Value
	FLOATING RATE LOANS—continued
	Restaurants—continued
$1,481,250	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—Institutional, 3.50%, 5/14/2020	$1,455,328
	TOTAL	11,176,948
	Retailers—3.6%
2,935,112	Academy Sports, Term Loan—Institutional, 4.50%, 8/3/2018	2,911,631
1,476,009	J Crew Group, Term Loan—Institutional, 4.00%, 3/5/2021	1,406,165
2,454,925	Jo-Ann Stores, Inc., Term Loan—Institutional, 4.00%, 3/18/2018	2,365,934
2,964,975	Michaels Stores, Inc., Term Loan—Institutional, 3.75%, 1/28/2020	2,912,465
1,000,000	Michaels Stores, Inc., Term Loan—Institutional, 4.00%, 1/28/2020	991,110
5,967,544	Neiman-Marcus Group, Inc., Term Loan—Institutional, 4.25%, 10/25/2020	5,874,301
3,368,750	PETCO Animal Supplies, Inc., Term Loan—Institutional, 4.00%, 11/24/2017	3,344,680
	TOTAL	19,806,286
	Services—1.5%
3,000,000	Acosta Holdco, Inc., Term Loan—Institutional, 5.00%, 9/26/2021	3,000,000
1,985,012	Brickman Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/18/2020	1,945,858
250,000	Brickman Group Holdings, Inc., Term Loan—Institutional, 7.50%, 12/18/2021	248,125
1,426,405	KAR Auction Services, Inc., Term Loan—Institutional, 3.50%, 3/11/2021	1,409,166
1,975,000	US Infrastructure, Term Loan—Institutional, 4.00%, 7/29/2020	1,937,969
	TOTAL	8,541,118
	Technology—16.8%
992,500	Applied Systems, Inc., Term Loan—Institutional, 4.25%, 1/23/2021	983,300
500,000	Applied Systems, Inc., Term Loan—Institutional, 7.50%, 1/23/2022	500,625
2,493,750	Avago Technologies Ltd., Term Loan—Institutional, 3.75%, 5/6/2021	2,474,748
1,959,619	Avaya, Inc., Term Loan—Institutional, 6.50%, 3/31/2018	1,947,783
1,463,003	Blackboard, Inc., Term Loan—Institutional, 4.75%, 10/4/2018	1,455,227
3,831,111	BMC Software, Inc., Term Loan—Institutional, 5.00%, 9/10/2020	3,773,644
1,970,008	CDW LLC, Term Loan—Institutional, 3.25%, 4/29/2020	1,926,224
3,816,131	Compucom System, Inc., Term Loan—Institutional, 4.25%, 5/9/2020	3,668,256
2,977,500	Dell, Inc., Term Loan—Institutional, 4.50%, 4/29/2020	2,961,079
2,722,076	Ellucian, Inc., Term Loan—Institutional, 4.00%, 7/19/2018	2,688,730
495,473	Emdeon, Inc., Term Loan—Institutional, 3.75%, 11/2/2018	490,672
4,715,761	Entegris, Inc., Term Loan—Institutional, 3.50%, 4/30/2021	4,645,024
3,834,591	Epicor Software Corp., Term Loan—Institutional, 4.00%, 5/16/2018	3,795,287
5,026,740	First Data Corp., Term Loan—Institutional, 4.155%, 3/24/2021	4,965,489
2,970,112	Freescale Semiconductor, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	2,930,669
2,970,000	Freescale Semiconductor, Inc., Term Loan—Institutional, 5.00%, 1/15/2021	2,964,209
1,891,804	Hyland Software, Inc., Term Loan—Institutional, 4.75%, 2/19/2021	1,890,914
2,872,394	Information Resources, Inc., Term Loan—Institutional, 4.750%, 9/26/2020	2,878,383
4,488,750	Interactive Data Corp., Term Loan—Institutional, 4.75%, 5/2/2021	4,475,418
922,688	Ion Trading Technologies Sarl, Term Loan—Institutional, 4.25%, 6/10/2021	913,073
1,000,000	Ion Trading Technologies Sarl, Term Loan—Institutional, 7.25%, 6/10/2022	998,335
1,723,193	Kronos, Inc., Term Loan—Institutional, 4.50%, 10/30/2019	1,714,577
2,920,022	Lawson Software, Inc., Term Loan—1st Lien, 3.75%, 6/3/2020	2,858,892
2,985,000	Renaissance Learning, Inc., Term Loan—Institutional, 4.50%, 4/10/2021	2,930,912
2,500,000	Renaissance Learning, Inc., Term Loan—Institutional, 8.00%, 4/10/2022	2,453,125
1,441,135	Rocket Software, Term Loan—Institutional, 5.75%, 2/8/2018	1,444,738
3,000,000	Skillsoft Ltd., Term Loan—Institutional, 5.750%, 4/25/2021	2,950,005
3,000,000	Skillsoft Ltd., Term Loan—Institutional, 9.25%, 4/28/2022	2,898,750
963,507	Spansion, Inc., Term Loan—Institutional, 3.75%, 12/19/2019	950,259
1,939,043	Syniverse Holdings, Inc., Term Loan—Institutional, 4.00%, 4/23/2019	1,909,153
959,826	Syniverse Holdings, Inc., Term Loan—Institutional, 4.00%, 4/23/2019	944,531

Principal Amount		Value
	FLOATING RATE LOANS—continued
	Technology—continued
$5,975,000	Trans Union LLC, Term Loan—1st Lien, 4.00%, 4/9/2021	$5,890,992
1,496,250	Vantiv LLC, Term Loan—Institutional, 3.75%, 6/13/2021	1,488,447
2,862,391	Wall Street Systems Delaware, Inc., Term Loan—Institutional, 4.50%, 4/30/2021	2,844,501
1,481,957	Websense, Inc., Term Loan—Institutional, 4.50%, 6/25/2020	1,475,474
1,500,000	Websense, Inc., Term Loan—Institutional, 8.25%, 12/25/2020	1,500,000
2,992,500	WP Mustang Holdings LLC, Term Loan—Institutional, 5.50%, 5/29/2021	2,991,258
3,000,000	Zebra Technologies Corp., Term Loan-Institutional, 4.750%, 9/30/2021	2,970,000
	TOTAL	93,542,703
	Transportation Services—0.5%
2,934,178	Hertz Corp., Term Loan—Institutional, 3.00%, 3/11/2018	2,852,021
	Utility - Electric—1.2%
5,940,019	Calpine Construction Finance Co., Term Loan—Institutional, 3.25%, 1/31/2022	5,790,301
1,000,000	Energy Future Intermediate Holding Company LLC, Term Loan—Institutional, 4.25%, 6/19/2016	997,085
	TOTAL	6,787,386
	Wireline Communications—0.7%
4,000,000	Level 3 Financing, Inc., Term Loan - Institutional, 4.00%, 1/15/2020	3,934,500
	TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $565,564,377)[1]	559,875,666
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[2]	(4,055,766)
	TOTAL NET ASSETS—100%	$555,819,900
1	At September 30, 2014, the cost of investments for federal tax purposes was $565,381,210. The net unrealized depreciation of investments for federal tax purposes was $5,505,544. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $764,656 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,270,200.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 19, 2014